UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND





                               [LSV LOGO OMITTED]
                          Conservative Core Equity Fund



                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2007



                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                               [LSV LOGO OMITTED]

         MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Core Equity Fund and the benchmark S&P 500 Index since inception (May 22, 2007) through October 31, 2007 were as follows:

                                                              Since
                                                            Inception
                                                            ---------
LSV CONSERVATIVE CORE EQUITY FUND                            -1.60%
S&P 500 Index                                                 2.37%

In the trailing 5+ months since the inception of the LSV Conservative Core Equity Fund, growth stocks have significantly outperformed value stocks to the tune of 9.7%. Our value-biased approach which prefers inexpensive stocks was not rewarded in a period that has favored companies possessing high price/earnings, high price/cash flow and high price/book ratios. This is certainly the reverse of the long-term trend on which our discipline is based but does not alter our conviction in any way. We have seen periods like this before and know that a steady hand is best when dealing with less than ideal conditions.

The sub-prime lending panic and related concerns about its effect on the consumer pulled down several traditional value sectors and industries in recent months. From a holdings perspective, performance has been penalized by a number of portfolio holdings in the Financials and Consumer Discretionary sectors which experienced direct and indirect impact from the sub-prime fallout.

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the benchmark:

                                                           S&P 500
      Characteristic                     Fund               Index
      --------------                     ----             ---------
      Price-to-Earnings Ratio            13.1x              16.6x
      Price-to-Book Ratio                 2.2x               2.8x
      Price-to-Cash Flow Ratio            9.1x              11.8x

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
           LSV CONSERVATIVE CORE EQUITY FUND VERSUS THE S&P 500 INDEX


    -------------------------------
      Total Return for the Period
       Ended October 31, 2007(1)
    -------------------------------
              Cumulative
           Inception to Date
    -------------------------------
                (1.60)%
    -------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  LSV Conservative
                  Core Equity Fund        S&P 500 Index
 5/22/07(2)           $10,000                $10,000
10/31/07                9,840                 10,237

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) The LSV Conservative Core Equity Fund commenced operations on May 22, 2007.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

October 31, 2007

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

23.1%    Financials
13.8%    Industrials
12.9%    Information Technology
12.6%    Energy
 9.1%    Health Care
 8.2%    Consumer Discretionary
 6.4%    Consumer Staples
 6.2%    Materials
 3.8%    Telecommunication Services
 3.0%    Utilities
 0.9%    Repurchase Agreement

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                               Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.0%)
AEROSPACE & DEFENSE (2.2%)
   Boeing                                                  1,100   $        108
   L-3 Communications Holdings                             1,200            132
   Northrop Grumman                                        2,400            201
   United Technologies                                     2,900            222
                                                                   ------------
                                                                            663
                                                                   ------------
AGRICULTURAL OPERATIONS (0.5%)
   Archer-Daniels-Midland                                  3,900            140
                                                                   ------------
AIRCRAFT (1.7%)
   Honeywell International                                 5,000            302
   Lockheed Martin                                         1,900            209
                                                                   ------------
                                                                            511
                                                                   ------------
APPAREL RETAIL (0.7%)
   Gap                                                     4,700             89
   TJX                                                     4,100            118
                                                                   ------------
                                                                            207
                                                                   ------------
AUTOMOTIVE (0.6%)
   General Motors                                          2,800            110
   TRW Automotive Holdings*                                2,300             68
                                                                   ------------
                                                                            178
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
BANKS (8.9%)
   Bank of America                                        13,200   $        637
   BB&T                                                    2,200             81
   JPMorgan Chase                                         11,500            541
   Keycorp                                                 3,600            102
   National City                                           3,800             92
   PNC Financial Services Group                            1,900            137
   Regions Financial                                       4,000            109
   SunTrust Banks                                          2,800            203
   UnionBanCal                                             1,500             81
   US Bancorp                                              6,800            226
   Wachovia                                                3,600            165
   Washington Mutual                                       4,500            125
   Wells Fargo                                             3,800            129
                                                                   ------------
                                                                          2,628
                                                                   ------------
BIOTECHNOLOGY (0.9%)
   Amgen*                                                  4,700            273
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
   CBS, Cl B                                               6,600            189
                                                                   ------------
BUILDING & CONSTRUCTION (0.9%)
   Lennox International                                    3,200            114
   Masco                                                   6,000            145
                                                                   ------------
                                                                            259
                                                                   ------------
CHEMICALS (2.3%)
   Dow Chemical                                            6,300            284
   EI Du Pont de Nemours                                   3,000            149
   PPG Industries                                          2,200            164
   Rohm & Haas                                             1,700             88
                                                                   ------------
                                                                            685
                                                                   ------------
COMMERCIAL PRINTING (0.3%)
   RR Donnelley & Sons                                     2,100             85
                                                                   ------------
COMMERCIAL SERVICES (1.1%)
   Convergys*                                              8,600            158
   Electronic Data Systems                                 7,600            164
                                                                   ------------
                                                                            322
                                                                   ------------
COMMODITY CHEMICALS (0.4%)
   Lyondell Chemical                                       2,400            114
                                                                   ------------
COMPUTER & ELECTRONICS RETAIL (0.5%)
   Best Buy                                                2,900            141
                                                                   ------------
COMPUTERS & SERVICES (7.5%)
   Applied Materials                                      10,700            208
   Computer Sciences*                                      2,600            152
   Hewlett-Packard                                         9,700            501
   International Business Machines                         4,500            522

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                               Shares          (000)
--------------------------------------------------------------------------------
   Microsoft                                               6,700   $        247
   Oracle*                                                 5,700            126
   Seagate Technology                                      6,100            170
   Symantec*                                              10,300            193
   Western Digital*                                        4,500            117
                                                                   ------------
                                                                          2,236
                                                                   ------------
CONSUMER DISCRETIONARY (1.1%)
   Kimberly-Clark                                          1,300             92
   Procter & Gamble                                        3,300            230
                                                                   ------------
                                                                            322
                                                                   ------------
CONSUMER PRODUCTS (1.3%)
   Brunswick                                               2,700             60
   Hasbro                                                  4,900            146
   Mattel                                                  4,200             88
   Polaris Industries                                      1,700             84
                                                                   ------------
                                                                            378
                                                                   ------------
DIVERSIFIED MANUFACTURING (0.3%)
   Teleflex                                                1,100             80
                                                                   ------------
DIVERSIFIED METALS & MINING (0.5%)
   Southern Copper                                         1,000            140
                                                                   ------------
ELECTRICAL SERVICES (4.6%)
   FirstEnergy                                             3,000            209
   General Electric                                       13,700            564
   PG&E                                                    2,000             98
   Progress Energy                                         2,400            115
   Puget Energy                                            3,700            105
   SCANA                                                   2,300             93
   Westar Energy                                           3,600             96
   Xcel Energy                                             4,200             95
                                                                   ------------
                                                                          1,375
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   Waste Management                                        3,300            120
                                                                   ------------
FINANCIAL SERVICES (4.9%)
   Bear Stearns                                              600             68
   CIT Group                                               1,900             67
   Citigroup                                              14,600            612
   Countrywide Credit Industry                             3,700             57
   Discover Financial Services                             1,450             28
   Goldman Sachs Group                                     1,300            322
   Lehman Brothers Holdings                                1,700            108
   Morgan Stanley                                          2,900            195
                                                                   ------------
                                                                          1,457
                                                                   ------------
FOOD, BEVERAGE & TOBACCO (2.5%)
   Altria Group                                            1,700            124
   Coca-Cola Enterprises                                   4,500            116
   ConAgra Foods                                           6,500            154
   Kraft Foods, Cl A                                       1,100             37

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
   Molson Coors Brewing, Cl B                              2,000   $        114
   Pepsi Bottling Group                                    3,000            129
   Supervalu                                               1,900             74
                                                                   ------------
                                                                            748
                                                                   ------------
FOREST PRODUCTS (0.5%)
   Weyerhaeuser                                            2,000            152
                                                                   ------------
GAS/NATURAL GAS (0.3%)
   AGL Resources                                           2,200             87
                                                                   ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.6%)
   Leggett & Platt                                         3,800             74
   Whirlpool                                               1,400            111
                                                                   ------------
                                                                            185
                                                                   ------------
INSURANCE (7.5%)
   ACE                                                     2,700            164
   Allstate                                                3,100            162
   American International Group                           10,600            669
   Chubb                                                   3,800            203
   Cigna                                                   1,400             73
   Genworth Financial, Cl A                                3,400             93
   Hartford Financial Services Group                       1,500            146
   Lincoln National                                        2,800            175
   MBIA                                                    1,600             69
   Prudential Financial                                    2,100            203
   Travelers                                               3,400            177
   XL Capital, Cl A                                        1,400            101
                                                                   ------------
                                                                          2,235
                                                                   ------------
LEASING & RENTING (0.5%)
   WW Grainger                                             1,600            144
                                                                   ------------
MACHINERY (3.5%)
   Black & Decker                                          1,600            144
   Caterpillar                                             3,700            276
   Deere                                                   1,200            186
   Eaton                                                   1,200            111
   Ingersoll-Rand, Cl A                                    2,400            121
   Parker Hannifin                                         2,400            193
                                                                   ------------
                                                                          1,031
                                                                   ------------
MORTGAGE REIT'S (0.1%)
   Thornburg Mortgage                                      3,300             35
                                                                   ------------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                         2,000            103
                                                                   ------------
MULTIMEDIA (0.9%)
   Time Warner                                            14,200            259
                                                                   ------------
OFFICE ELECTRONICS (0.7%)
   Xerox*                                                 11,700            204
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                               Shares          (000)
--------------------------------------------------------------------------------
OFFICE EQUIPMENT (1.2%)
   3M                                                      2,700   $        233
   Steelcase, Cl A                                         7,500            134
                                                                   ------------
                                                                            367
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
   Halliburton                                             3,400            134
                                                                   ------------
PAPER & PAPER PRODUCTS (0.6%)
   International Paper                                     4,900            181
                                                                   ------------
PAPER PACKAGING (0.2%)
   Sonoco Products                                         2,100             65
                                                                   ------------
PETROLEUM & FUEL PRODUCTS (12.2%)
   Chevron                                                 6,700            613
   ConocoPhillips                                          6,000            510
   Exxon Mobil                                            13,700          1,260
   GlobalSantaFe                                           1,300            105
   Marathon Oil                                            4,200            248
   Occidental Petroleum                                    3,400            235
   Patterson-UTI Energy                                    5,700            114
   Sunoco                                                  2,100            154
   Tesoro                                                  1,500             91
   Valero Energy                                           3,900            275
                                                                   ------------
                                                                          3,605
                                                                   ------------
PHARMACEUTICALS (8.0%)
   Eli Lilly                                               5,700            309
   Forest Laboratories*                                    3,700            144
   Johnson & Johnson                                       9,400            613
   King Pharmaceuticals*                                   8,300             88
   Merck                                                   6,100            355
   Mylan Laboratories                                      4,800             72
   Pfizer                                                 23,200            571
   Watson Pharmaceuticals*                                 2,900             89
   Wyeth                                                   2,500            121
                                                                   ------------
                                                                          2,362
                                                                   ------------
PRINTING & PUBLISHING (0.5%)
   Gannett                                                 1,800             76
   Lexmark International, Cl A*                            1,900             80
                                                                   ------------
                                                                            156
                                                                   ------------
RAILROADS (1.1%)
   CSX                                                     2,000             89
   Norfolk Southern                                        2,400            124
   Union Pacific                                           1,000            128
                                                                   ------------
                                                                            341
                                                                   ------------
REINSURANCE (0.3%)
   Everest Re Group                                          900             96
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
RETAIL (4.2%)
   Brinker International                                   2,900   $         74
   Darden Restaurants                                      2,700            116
   Home Depot                                              9,000            284
   JC Penney                                               1,600             90
   Kroger                                                  5,100            150
   Safeway                                                 3,500            119
   Wal-Mart Stores                                         9,300            420
                                                                   ------------
                                                                          1,253
                                                                   ------------
RETAIL REIT'S (0.3%)
   National Retail Properties                              3,900             99
                                                                   ------------
SECURITIES BROKERAGE/DEALERS (1.0%)
   Merrill Lynch                                           4,300            284
                                                                   ------------
SEMI-CONDUCTORS/INSTRUMENTS (2.5%)
   Amkor Technology*                                       7,800             88
   Analog Devices                                          3,100            104
   Intel                                                  10,300            277
   Texas Instruments                                       6,000            196
   Vishay Intertechnology*                                 6,900             87
                                                                   ------------
                                                                            752
                                                                   ------------
SPECIALIZED REIT'S (0.3%)
   Hospitality Properties Trust                            2,100             83
                                                                   ------------
STEEL & STEEL WORKS (1.7%)
   Alcoa                                                   5,800            229
   Nucor                                                   1,500             93
   United States Steel                                     1,600            173
                                                                   ------------
                                                                            495
                                                                   ------------
TELEPHONES & TELECOMMUNICATIONS (4.6%)
   AT&T                                                   13,000            543
   Cisco Systems*                                          6,900            228
   Embarq                                                  1,400             74
   Verizon Communications                                 11,000            507
                                                                   ------------
                                                                          1,352
                                                                   ------------
TRUCKING (0.3%)
   Con-way                                                 1,900             81
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $30,196)                                                        29,392
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

LSV CONSERVATIVE CORE                                Face Amount          Value
EQUITY FUND                                             (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.8%)
   Morgan Stanley
     4.500%, dated 10/31/07, to be
     repurchased on 11/01/07, repurchase
     price $251,149 (collateralized by a U.S.
     Treasury Inflation Index Bond par value
     $240,417, 1.875%, 07/15/15; with a total
     market value $256,144)                                $ 251   $        251
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $251)                                                              251
                                                                   ------------
Total Investments (99.8%)
   (Cost $30,447)                                                  $     29,643
                                                                   ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $29,691 (000).
*     NON-INCOME PRODUCING SECURITY.
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2007

                                                                                                       LSV CONSERVATIVE
                                                                                                       CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $30,447) .............................................................         $ 29,643
   Dividend and Interest Receivable ................................................................               38
   Deferred Offering Costs (See Note 2) ............................................................               20
   Prepaid Expenses ................................................................................                1
------------------------------------------------------------------------------------------------------------------------
      Total Assets .................................................................................           29,702
------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable due to Administrator ....................................................................                1
   Other Accrued Expenses ..........................................................................               10
------------------------------------------------------------------------------------------------------------------------
      Total Liabilities ............................................................................               11
------------------------------------------------------------------------------------------------------------------------
   Net Assets ......................................................................................         $ 29,691
========================================================================================================================
Net Assets Consist of:
   Paid-in-Capital .................................................................................         $ 30,283
   Undistributed Net Investment Income .............................................................              211
   Accumulated Net Realized Gain on Investments ....................................................                1
   Net Unrealized Depreciation on Investments ......................................................             (804)
------------------------------------------------------------------------------------------------------------------------
   Net Assets ......................................................................................         $ 29,691
========================================================================================================================
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) .............        3,017,985(1)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share ...........................................         $   9.84
========================================================================================================================

(1) Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the period ended October 31, 2007

                                                                                         LSV CONSERVATIVE
                                                                                        CORE EQUITY FUND(1)
-----------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income ..................................................................          $  227
   Interest .........................................................................              21
-----------------------------------------------------------------------------------------------------------
      Total Investment Income .......................................................             248
-----------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .........................................................              42
   Administration Fees ..............................................................               6
   Custodian Fees ...................................................................               3
   Offering Costs ...................................................................              13
   Transfer Agent Fees ..............................................................              12
   Professional Fees ................................................................               2
   Registration and Filing Fees .....................................................               1
   Insurance and Other Fees .........................................................               1
-----------------------------------------------------------------------------------------------------------
   Total Expenses ...................................................................              80
Less: Advisory Fee Waiver ...........................................................             (41)
-----------------------------------------------------------------------------------------------------------
Net Expenses ........................................................................              39
-----------------------------------------------------------------------------------------------------------
         Net Investment Income ......................................................             209
-----------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments ....................................................               3
Net Change in Unrealized Appreciation (Depreciation) on Investments .................            (804)
-----------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Loss on Investments ...............................            (801)
-----------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations ................................          $ (592)
===========================================================================================================

(1) Commenced operations on May 22, 2007.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the period ended October 31,

                                                                                         LSV CONSERVATIVE
                                                                                        CORE EQUITY FUND(1)
                                                                                        -------------------
                                                                                               2007
-----------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ............................................................        $    209
   Net Realized Gain on Investments .................................................               3
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..............            (804)
-----------------------------------------------------------------------------------------------------------
      Net Decrease in Net Assets Resulting From Operations ..........................            (592)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ...........................................................................          30,283
-----------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Derived From Capital Share Transactions ............          30,283
-----------------------------------------------------------------------------------------------------------
         Total Increase in Net Assets ...............................................          29,691
-----------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..............................................................              --
-----------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income of $211) ............        $ 29,691
===========================================================================================================
Shares Transactions:
   Issued ...........................................................................           3,018
-----------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions .......................           3,018
===========================================================================================================

(1) Commenced operations on May 22, 2007.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding for the Period Ended October 31,

                 Net                    Realized and                 Dividends                                      Net
                Asset                    Unrealized                     from      Distributions       Total        Asset
                Value         Net      Gains (Losses)     Total         Net           from          Dividends      Value
              Beginning   Investment         on            from      Investment     Realized           and        End of    Total
              of Period     Income      Investments     Operations     Income         Gains       Distributions   Period   Return+
              ---------   ----------   --------------   ----------   ----------   -------------   -------------   ------   -------
---------------------------------
LSV CONSERVATIVE CORE EQUITY FUND
---------------------------------
2007*          $ 10.00     $ 0.08(1)       $(0.24)       $ (0.16)        $ --          $ --            $ --       $ 9.84   (1.60%)

                                               Ratio        Ratio
                    Net                    of Expenses     of Net
                  Assets        Ratio       to Average   Investment
                    End      of Expenses    Net Assets     Income     Portfolio
                 of Period    to Average    (Excluding   to Average    Turnover
                   (000)      Net Assets     Waivers)    Net Assets      Rate
                 ---------   -----------   -----------   ----------   ---------
---------------------------------
LSV CONSERVATIVE CORE EQUITY FUND
---------------------------------
2007*             $ 29,691       0.35%         0.73%        1.92%         5%

  * Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized.

  + Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

(1)   Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


      OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2007, $19,693 of offering costs remain to be amortized.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and ..035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period May 22, 2007 (commencement of operations) through October 31, 2007, were as follows (000):

PURCHASES
   U.S. Government .................................................   $     --
   Other ...........................................................     31,274

SALES
   U.S. Government .................................................   $     --
   Other ...........................................................      1,080

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

These differences are primarily due to REIT capital gain adjustments. Permanent book and tax differences resulted in a reclassification of $1,471 to undistributed net investment income and a reclassification of $(1,471) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Fund.

There were no dividends or distributions during the period ended October 31, 2007.

As of October 31, 2007, the components of distributable earnings (accumulated losses) on tax basis were as follows (000):

Undistributed Ordinary Income                                          $    218
Unrealized Depreciation                                                    (810)
                                                                       --------
Accumulated Losses                                                     $   (592)
                                                                       ========

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2007, were as follows (000):

                          AGGREGATED     AGGREGATED
                             GROSS          GROSS           NET
              FEDERAL     UNREALIZED     UNREALIZED     UNREALIZED
              TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
              --------   ------------   ------------   ------------
              $ 30,453      $ 1,288       $ (2,098)        $ (810)

8.    OTHER:

At October 31, 2007, 92% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.    ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Trustees
LSV Conservative Core Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Core Equity Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations, statement of changes in net assets and financial highlights for the period May 22, 2007 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Core Equity Fund of The Advisors' Inner Circle Fund at October 31, 2007, and the results of its operations, the changes in its net assets and its financial highlights for the period May 22, 2007 (commencement of operations) through October 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                     Beginning    Ending               Expenses
                                      Account    Account   Annualized    Paid
                                       Value      Value      Expense    During
                                      5/22/07*   10/31/07    Ratios     Period
--------------------------------------------------------------------------------
LSV CONSERVATIVE CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares                 $1,000.00  $  984.00     0.35%    $1.55(1)

HYPOTHETICAL 5% RETURN
Institutional Shares                 $1,000.00  $1,023.44     0.35%    $1.79(2)
--------------------------------------------------------------------------------

*     Commencement of operations.
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 163/365 (to reflect the commencement of operations period shown).
(2) The beginning account value for the hypothetical 5% return is as of May 1, 2007. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one half year).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                     TERM OF                                        IN THE ADVISORS'
    NAME,          POSITION(S)     OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,         HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY          OTHER DIRECTORSHIPS
    AGE(1)          THE TRUST     TIME SERVED(2)        DURING PAST 5 YEARS           BOARD MEMBER        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.            Chairman     (Since 1991)   SEI Employee 1974-present.                36          Trustee of The Advisors'
NESHER             of the Board                  Currently performs various                            Inner Circle Fund II, Bishop
61 yrs. old        of Trustees                   services on behalf of SEI                             Street Funds, SEI Asset
                                                 Investments for which Mr. Nesher                      Allocation Trust, SEI Daily
                                                 is compensated. Executive Vice                        Income Trust, SEI Index
                                                 President of SEI Investments,                         Funds, SEI Institutional
                                                 1986-1994. Director and                               International Trust, SEI
                                                 Executive Vice President of the                       Institutional Investments
                                                 Administrator and the                                 Trust, SEI Institutional
                                                 Distributor, 1981-1994.                               Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust, SEI Opportunity
                                                                                                       Master Fund, L.P., SEI
                                                                                                       Opportunity Fund, L.P., SEI
                                                                                                       Global Master Fund, PLC, SEI
                                                                                                       Global Assets Fund, PLC, SEI
                                                                                                       Global Investments Fund,
                                                                                                       PLC, SEI Investments Global,
                                                                                                       Limited, SEI
                                                                                                       Investments-Global Fund
                                                                                                       Services, Limited, SEI
                                                                                                       Investments (Europe) Ltd.,
                                                                                                       SEI Investments-Unit Trust
                                                                                                       Management (UK) Limited, and
                                                                                                       SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.           Trustee      (Since 1992)   Self-employed consultant since            36          Director of SEI Investments
DORAN                                            2003. Partner, Morgan, Lewis &                        Company and SEI Investments
1701 Market                                      Bockius LLP (law firm) from                           Distribution Co., SEI
Street                                           1976-2003, counsel to the Trust,                      Investments-Global Fund
Philadelphia,                                    SEI Investments, the                                  Services, Limited, SEI
PA 19103                                         Administrator and the                                 Investments (Europe),
67 yrs. old                                      Distributor. Director of SEI                          Limited, SEI Investments
                                                 Investments since 1974;                               (Asia) Limited, SEI Asset
                                                 Secretary of SEI Investments                          Korea Co., Ltd., Trustee of
                                                 since 1978.                                           The Advisors' Inner Circle
                                                                                                       Fund II, Bishop Street
                                                                                                       Funds, SEI Investments, SEI
                                                                                                       Asset Allocation Trust, SEI
                                                                                                       Daily Income Trust, SEI
                                                                                                       Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                     TERM OF                                        IN THE ADVISORS'
    NAME,          POSITION(S)     OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,         HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY          OTHER DIRECTORSHIPS
    AGE(1)          THE TRUST     TIME SERVED(2)        DURING PAST 5 YEARS           BOARD MEMBER        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M.             Trustee      (Since 1994)   Attorney, Solo Practitioner               36          Trustee of The Advisors'
STOREY                                           since 1994. Partner, Dechert                          Inner Circle Fund II, Bishop
76 yrs. old                                      (law firm), September                                 Street Funds, SEI Asset
                                                 1987-December 1993.                                   Allocation Trust, SEI Daily
                                                                                                       Income Trust, SEI Index
                                                                                                       Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust and The U.S.
                                                                                                       Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.            Trustee      (Since 1999)   Chief Executive Officer,                  36          Trustee, State Street
SULLIVAN, JR.                                    Newfound Consultants, Inc. since                      Navigator Securities Lending
65 yrs. old                                      April 1997. General Partner,                          Trust, since 1995. Trustee
                                                 Teton Partners, L.P., June                            of The Fulcrum Trust.
                                                 1991-December 1996; Chief                             Trustee of The Advisors'
                                                 Financial Officer, Nobel                              Inner Circle Fund II, Bishop
                                                 Partners, L.P., March 1991-                           Street Funds, SEI Asset
                                                 December 1996; Treasurer and                          Allocation Trust, SEI Daily
                                                 Clerk, Peak Asset Management,                         Income Trust, SEI Index
                                                 Inc., since 1991.                                     Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust, SEI Opportunity
                                                                                                       Master Fund, L.P. and SEI
                                                                                                       Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L.             Trustee      (Since 2005)   Self-Employed Legal and                   36          Trustee of The Advisors'
KRIKORIAN                                        Financial Services Consultant                         Inner Circle Fund II and
64 yrs. old                                      since 2003. In-house Counsel,                         Bishop Street Funds.
                                                 State Street Bank Global
                                                 Securities and Cash Operations
                                                 from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.           Trustee      (Since 2005)   Self-Employed Business                    36          Director, Crown Pacific,
CARLBOM                                          Consultant, Business Project                          Inc., and Trustee of The
73 yrs. old                                      Inc. since 1997. CEO and                              Advisors' Inner Circle Fund
                                                 President, United Grocers Inc.                        II and Bishop Street Funds.
                                                 from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                    TERM OF                                          IN THE ADVISORS'
    NAME,        POSITION(S)       OFFICE AND                                       INNER CIRCLE FUND       OTHER DIRECTORSHIPS
   ADDRESS,       HELD WITH        LENGTH OF           PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD          HELD BY BOARD
    AGE(1)        THE TRUST      TIME SERVED(2)          DURING PAST 5 YEARS          MEMBER/OFFICER          MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------

MITCHELL A.        Trustee        (Since 2005)   Retired.                                  36          Director, Federal
JOHNSON                                                                                                Agricultural Mortgage
65 yrs. old                                                                                            Corporation. Trustee of The
                                                                                                       Advisors' Inner Circle Fund
                                                                                                       II and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.          President       (Since 2003)   Senior Operations Officer, SEI            N/A                     N/A
VOLK, CPA                                        Investments, Fund Accounting and
45 yrs. old                                      Administration (1996-present);
                                                 Assistant Chief Accountant for
                                                 the U.S. Securities and Exchange
                                                 Commission's Division of
                                                 Investment Management
                                                 (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL           Controller      (Since 2005)   Director, SEI Investments, Fund           N/A                     N/A
LAWSON            and Chief                      Accounting since July 2005.
47 yrs. old   Financial Officer                  Manager, SEI Investments AVP
                                                 from April 1995 to February 1998
                                                 and November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL        Chief Compliance   (Since 2006)   Director of Investment Product            N/A                     N/A
EMERY               Officer                      Management and Development at
44 yrs. old                                      SEI Investments since February
                                                 2003. Senior Investment Analyst,
                                                 Equity team at SEI Investments
                                                 from March 2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
CAROLYN F.      Vice President    (Since 2007)   Corporate counsel of SEI since            N/A                     N/A
MEAD             and Secretary                   2007; Associate, Stradley,
50 yrs. old                                      Ronon, Stevens & Young
                                                 2004-2007; Counsel, ING Variable
                                                 Annuities, 1999-2002.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                    TERM OF                                         IN THE ADVISORS'
      NAME,       POSITION(S)      OFFICE AND                                      INNER CIRCLE FUND
    ADDRESS,       HELD WITH       LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN BY          OTHER DIRECTORSHIPS
     AGE(1)        THE TRUST      TIME SERVED           DURING PAST 5 YEARS             OFFICER              HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES            Vice President   (Since 2004)   Employed by SEI Investments              N/A                      N/A
NDIAYE           and Assistant                   Company since 2004. Vice
39 yrs. old        Secretary                     President, Deutsche Asset
                                                 Management from 2003-2004.
                                                 Associate, Morgan, Lewis &
                                                 Bockius LLP from 2000-2003.
                                                 Counsel, Assistant Vice
                                                 President, ING Variable
                                                 Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.       Vice President   (Since 2000)   General Counsel, Vice President          N/A                      N/A
BARTO            and Assistant                   and Secretary of SEI Investments
39 yrs. old        Secretary                     Global Funds Services since
                                                 1999; Associate, Dechert (law
                                                 firm) from 1997-1999; Associate,
                                                 Richter, Miller & Finn (law
                                                 firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA            Assistant Vice   (Since 2006)   Vice President and Assistant             N/A                      N/A
ROSALA           President and                   Secretary of SEI Investments
33 yrs. old        Assistant                     Management Corp. and SEI Global
                   Secretary                     Funds Services since 2005.
                                                 Compliance Officer of SEI
                                                 Investments from 2001-2004.
                                                 Account and Product Consultant
                                                 SEI Private Trust Company,
                                                 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH M.        Vice President   (Since 2007)   Corporate counsel of SEI since           N/A                      N/A
GALLO            and Assistant                   2007; Associate counsel, ICMA
34 yrs. old        Secretary                     Retirement Corporation
                                                 2004-2007; Federal Investigator,
                                                 U.S. Department of Labor
                                                 2002-2004; U.S. Securities and
                                                 Exchange Commission-Division of
                                                 Investment Management, 2003.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE            AML Officer     (Since 2005)   Assistant Vice President and AML         N/A                      N/A
WELCH                                            Compliance Officer of SEI
30 yrs. old                                      Investments since January 2005.
                                                 Compliance Analyst at TD
                                                 Waterhouse from January 2004 to
                                                 November 2004. Senior Compliance
                                                 Analyst at UBS Financial
                                                 Services from October 2002 to
                                                 January 2004. Knowledge
                                                 Management Analyst at
                                                 PricewaterhouseCoopers
                                                 Consulting from September 2000
                                                 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
          CONSERVATIVE CORE EQUITY FUND AND THE LSV CONSERVATIVE VALUE
             EQUITY FUND AND RE-APPROVING THE ADVISORY AGREEMENT FOR
                      THE LSV VALUE EQUITY FUND (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approvals. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to approve the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund for an initial two year term and whether to renew the existing Advisory Agreement for the LSV Value Equity Fund for an additional year.

Prior to this year's meeting held on February 20-21, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser and its ownership structure. The Adviser representative then reviewed the composition of the Funds' investment team, noting the planned retirement of a portfolio manager of the LSV Value Equity Fund and certain additions to the Adviser's research staff. The representative then reviewed the Funds' investment strategies and brokerage allocation and trade execution practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement and renewal of the existing Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser, the approval of the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund and the re-approval of the Advisory Agreement for the LSV Value Equity Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-today management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the LSV Value Equity Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was consistently favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund. Because the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund are

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
          CONSERVATIVE CORE EQUITY FUND AND THE LSV CONSERVATIVE VALUE
             EQUITY FUND AND RE-APPROVING THE ADVISORY AGREEMENT FOR
                      THE LSV VALUE EQUITY FUND (UNAUDITED)

new, there was no performance information for the Board to consider with respect to these Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the LSV Value Equity Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the LSV Value Equity Fund, but did not conclude that such economies of scale had been achieved. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund, the Trustees did not make any conclusions regarding the Adviser's profitability for these Funds. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of these Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; (c) agreed to approve the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund for an initial term of two years; and (d) agreed to renew the Agreement for the LSV Value Equity Fund for another year.

                                      NOTES

                                      NOTES

                                      NOTES

--------------------------------------------------------------------------------

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Core Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP




The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-006-0100

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.